Additional Statements of Cash Flows	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Additional Statements of Cash Flows
       ADDITIONAL STATEMENTS OF CASH FLOWS

The following table presents additional information on transactions related to the cash flow statement:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Non-cash items
Hedge accounting, net of tax effects	(11,768)	47,701	153,114	105,997
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	1,700	(12,163)	46,778	31,638
Consideration per acquisition of the subsidiary	-	-	13,366	-